Consolidated Statements of Income (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Statement [Abstract]
Interest and fees on loans	$ 15,588,323	$ 16,791,404	$ 17,761,357
U. S. Government and agency obligations	1,849,419	1,927,182	1,068,409
Corporate debt and equity obligations	868,829	795,810	1,333,524
Mortgage-backed securities	3,064,709	2,628,810	3,481,521
Tax exempt securities	1,792,354	1,304,501	988,844
Other	598,158	293,257	330,233
Interest on federal funds sold and interest-earning deposits	21,140	39,007	37,324
Total interest and dividend income	23,782,932	23,779,971	25,001,212
Savings deposits	358,232	507,841	488,033
Money market and interest-bearing checking	1,076,740	1,571,647	1,654,830
Time deposits	2,077,158	2,606,188	3,734,008
Short-term borrowings	30,108	465,650	245,156
Long-term borrowings	480,975	530,020	1,451,765
Total interest expense	4,023,213	5,681,346	7,573,792
NET INTEREST INCOME	19,759,719	18,098,625	17,427,420
Less: Provision for loan losses	1,050,000	1,650,000	760,000
Net interest income after provision for loan losses	18,709,719	16,448,625	16,667,420
Total impairment losses	(382,172)	(2,822,283)	(2,908,143)
Loss recognized in other comprehensive income	14,748	399,172	613,302
Net impairment loss recognized in earnings	(367,424)	(2,423,111)	(2,294,841)
Net gains on sale of securities	425,730	1,522,260	787,842
Changes in fair value of trading securities	198,632	103,280	1,725,032
Non-interest income	24,654,329	22,888,310	20,884,330
Non-interest expenses	35,746,767	33,607,038	32,189,556
Income before income taxes	7,874,219	4,932,326	5,580,227
Provision for income taxes	1,953,000	914,200	1,210,920
Net Income	5,921,219	4,018,126	4,369,307
Less: net income attributable to noncontrolling interest	191,938	257,438	255,950
Net Income attributable to Oneida Financial Corp.	$ 5,729,281	$ 3,760,688	$ 4,113,357
Earnings per share - basic	$ 0.82	$ 0.53	$ 0.58
Earnings per share - diluted	$ 0.82	$ 0.53	$ 0.58